Restructuring Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Expense of restructuring activities	$ 1,947	$ 0
Payments	(1,390)
Restructuring provision	$ 557